Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [Abstract]
Schedule of relationship between tax expense and accounting profit
An explanation of the relationship between tax expense and accounting profit is set out below:

	Half-year to 30 June 2021	Half-year to 30 June 2020	Half-year to 31 Dec 2020
	£m	£m	£m

Profit (loss) before tax	3,905	(602)	1,828
UK corporation tax thereon at 19 per cent (2020: 19 per cent)	(742)	114	(347)
Impact of surcharge on banking profits	(229)	44	(151)
Non-deductible costs: conduct charges	(7)	(11)	(13)
Non-deductible costs: bank levy	—	—	(38)
Other non-deductible costs	(67)	(40)	(34)
Non-taxable income	35	76	(17)
Tax relief on coupons on other equity instruments	40	44	42
Tax-exempt gains on disposals	36	3	78
Tax losses where no deferred tax recognised	(9)	(1)	(57)
Remeasurement of deferred tax due to rate changes	970	354	(4)
Differences in overseas tax rates	(25)	13	2
Policyholder tax	(36)	(23)	(23)
Policyholder deferred tax asset in respect of life assurance expenses	4	—	49
Adjustments in respect of prior years	(10)	48	56
Tax effect of share of results of joint ventures	—	—	(3)
Tax (expense) credit	(40)	621	(460)